CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	$ (6,013)	$ (28,991)	$ (22,658)
Euro [Member] | 10% Strengthening US Dollar [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	541	2,282
Euro [Member] | 10% Weakening US Dollar [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	$ (661)	$ (2,790)